Balances and transactions with related parties and affiliated companies - Additional Information (Detail) - MXN ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
The Coca-Cola company [member]
Disclosure of transactions between related parties [line items]
Purchase of goods	$ 17,238	$ 17,978
Heineken [Member]
Disclosure of transactions between related parties [line items]
Purchase of goods	15,682	15,622
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of transactions between related parties [line items]
Purchase of goods	$ 2,110	$ 2,359